Davidson Multi-Cap Equity Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	COMMON STOCKS - 94.49%	Value
	Aerospace & Defense - 2.04%
22,771	Raytheon Technologies Corp.	$2,229,964

	Air Freight & Logistics - 1.99%
9,498	Fedex Corp.	2,170,198

	Automobile Components - 2.28%
22,192	Aptiv PLC - (a)(b)	2,489,720

	Banks - 2.25%
52,226	Citigroup, Inc.	2,448,877

	Beverages - 3.20%
7,186	Constellation Brands, Inc. - Class A	1,623,246
10,257	PepsiCo, Inc.	1,869,851
		3,493,097
	Biotechnology - 4.69%
25,585	Horizon Therapeutics PLC (a)(b)	2,792,347
7,387	Vertex Pharmaceuticals, Inc. (a)	2,327,422
		5,119,769
	Broadline Retail - 4.41%
35,326	Amazon.com, Inc. (a)	3,648,822
26,042	eBay, Inc.	1,155,484
		4,804,306
	Capital Markets - 2.42%
8,056	Goldman Sachs Group, Inc.	2,635,198

	Chemicals - 2.95%
25,582	Corteva, Inc.	1,542,851
24,478	HB Fuller Co.	1,675,519
		3,218,370
	Communications Equipment - 2.02%
13,102	Arista Networks, Inc. (a)	2,199,302

	Consumer Staples Distribution & Retail - 3.72%
47,989	Sprouts Farmers Market, Inc. (a)	1,681,054
16,095	Walmart, Inc.	2,373,208
		4,054,262
	Electric Utilities - 1.75%
45,588	Exelon Corp.	1,909,681

	Electrical Equipment - 2.48%
15,777	Eaton Corp. PLC (b)	2,703,231

	Entertainment - 3.59%
14,194	Electronic Arts, Inc.	1,709,667
6,399	Netflix, Inc. (a)	2,210,727
		3,920,394
	Financial Services - 3.46%
24,655	PayPal Holdings, Inc. (a)	1,872,301
8,455	Visa, Inc. - Class A	1,906,264
		3,778,565
	Health Care Equipment & Supplies - 6.31%
7,127	Align Technology, Inc. (a)	2,381,416
9,897	Becton, Dickinson & Co.	2,449,903
25,491	Medtronic PLC (b)	2,055,085
		6,886,404
	Health Care Providers & Services - 3.00%
6,534	Cigna Corp.	1,669,633
6,999	Laboratory Corp. of America Holdings	1,605,711
		3,275,344
	Hotels, Restaurants & Leisure - 2.43%
25,441	Starbucks Corp.	2,649,171

	Industrial Conglomerates - 1.52%
8,686	Honeywell International, Inc.	1,660,068

	Insurance - 2.17%
16,538	Progressive Corp.	2,365,926

	Interactive Media & Services - 3.43%
35,960	Alphabet, Inc. - Class C (a)(c)	3,739,840

	Machinery - 2.12%
27,402	Otis Worldwide Corp.	2,312,729

	Multi-Utilities - 1.72%
12,386	Sempra Energy	1,872,268

	Oil, Gas & Consumable Fuels - 4.50%
16,202	Chevron Corp.	2,643,518
19,799	EOG Resources, Inc.	2,269,560
		4,913,078
	Pharmaceuticals - 1.83%
28,849	Bristol-Myers Squibb Co.	1,999,524

	Semiconductors & Semiconductor Equipment - 1.73%
10,751	Silicon Laboratories, Inc. (a)	1,882,393

	Software - 12.07%
33,322	Fortinet, Inc. (a)	2,214,580
4,926	Intuit, Inc.	2,196,159
14,315	Microsoft Corp.	4,127,014
13,378	Salesforce, Inc. (a)	2,672,657
20,348	Splunk, Inc. (a)	1,950,966
		13,161,376
	Technology Hardware, Storage & Peripherals - 4.28%
28,335	Apple, Inc.	4,672,441

	Textiles, Apparel & Luxury Goods - 2.18%
71,768	Gildan Activewear, Inc. (b)	2,381,980

	Wireless Telecommunication Services - 1.95%
14,644	T-Mobile US, Inc. (a)	2,121,037

	TOTAL COMMON STOCKS (Cost $61,960,407)	103,068,513

	REITs - 3.49%
18,165	Camden Property Trust	1,904,419
41,116	CubeSmart	1,900,381
	TOTAL REITs (Cost $2,707,665)	3,804,800

	MONEY MARKET FUND - 2.67%
2,914,530	First American Government Obligations Fund, Class X, 4.65% (d)	2,914,530
	TOTAL MONEY MARKET FUND (Cost $2,914,530)	2,914,530

	Total Investments in Securities (Cost $67,582,602) - 100.65%	109,787,843
	Liabilities in Excess of Other Assets - (0.65)%	(709,920)
	NET ASSETS - 100.00%	$109,077,923

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
Summary of Fair Value Disclosure at March 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Davidson Multi-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,781,271	$-	$-	$9,781,271
Consumer Discretionary	12,325,178	-	-	12,325,178
Consumer Staples	7,547,359	-	-	7,547,359
Energy	4,913,078	-	-	4,913,078
Financials	11,228,567	-	-	11,228,567
Health Care	17,281,040	-	-	17,281,040
Industrials	11,076,190	-	-	11,076,190
Information Technology	21,915,512	-	-	21,915,512
Materials	3,218,369	-	-	3,218,369
Utilities	3,781,949	-	-	3,781,949
Total Common Stocks	103,068,513	-	-	103,068,513
REITs	3,804,800	-	-	3,804,800
Money Market Fund	2,914,530	-	-	2,914,530
Total Investments in Securities	$109,787,843	$-	$-	$109,787,843

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.